Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000248864 [Member] | Republic of South Africa Government Bond 6 500 2 28 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248864 [Member] | Mexican Bonos 5 750 3 5 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248864 [Member] | Czech Republic Government Bond 3 000 3 3 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248864 [Member] | Turkiye Garanti Bankasi A S 8 125 1 8 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248864 [Member] | Banco Davivienda S A 8 125 7 2 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248864 [Member] | Qatar Government International Bond 4 750 5 29 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248864 [Member] | Colombian TES 6 000 4 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248864 [Member] | MDGH GMTN RSC Ltd 2 500 6 3 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248864 [Member] | Indonesia Government International Bond 3 700 10 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248864 [Member] | Brazil Notas do Tesouro Nacional Serie F 10 000 1 1 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248864 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248864 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248864 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000248863 [Member] | Republic of South Africa Government Bond 6 500 2 28 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248863 [Member] | Mexican Bonos 5 750 3 5 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248863 [Member] | Czech Republic Government Bond 3 000 3 3 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248863 [Member] | Turkiye Garanti Bankasi A S 8 125 1 8 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248863 [Member] | Banco Davivienda S A 8 125 7 2 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248863 [Member] | Qatar Government International Bond 4 750 5 29 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248863 [Member] | Colombian TES 6 000 4 28 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248863 [Member] | MDGH GMTN RSC Ltd 2 500 6 3 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248863 [Member] | Indonesia Government International Bond 3 700 10 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248863 [Member] | Brazil Notas do Tesouro Nacional Serie F 10 000 1 1 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000248863 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248863 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248863 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.30%